STOCK TRANSACTIONS (Details Narrative) (USD $)	3 Months Ended	5 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Equity [Abstract]
Shares issued to Parent for consideration	50,000,000
Shares issued to Parent for consideration, Amount	$ 20,000	$ 90